Income Tax - Summary of Deductible Temporary Differences af Income Tax Expenses (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 989	$ 955
Canadian Tax Losses [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	234	229
Canadian Restricted Interest [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	160	39
Canadian Long-term assets [Member] | Property Plant and Equipment and Right-of-Use Assets [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary difference of accounting basis exceeds tax basis for which no deferred tax asset is recognised	(2)	(2)
Canadian Accounting provisions and other accruals [Member] | Financing Costs, Share Unit And Retirement Liabilties, Warranty Provisions, AFDA, Inventory Obsolescense [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	51	35
Foreign tax Losses [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	537	646
Foreign Restricted Interest [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	13	13
Foreign Long-term assets [Member] | Property Plant and Equipment and Right-of-Use Assets [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary difference of accounting basis exceeds tax basis for which no deferred tax asset is recognised	$ (4)	$ (5)